Cash and Cash Equivalents (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 28,397	$ 17,519
Short- term deposits	17,141	23,010
Total cash and cash equivalents	$ 45,538	$ 40,529